UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-257991-10

Central Index Key Number of the issuing entity:   0002023106

BANK 2024-BNK47

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-257991

Central Index Key Number of the depositor:   0000850779

Wells Fargo Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, National Association

(Central Index Key Number 0000740906)

Bank of America, National Association

(Central Index Key Number 0001102113)

Goldman Sachs Mortgage Company

(Central Index Key Number 0001541502)

Morgan Stanley Mortgage Capital Holdings LLC

(Central Index Key Number 0001541557)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

JPMorgan Chase Bank, National Association

(Central Index Key Number 0000835271)

National Cooperative Bank, N.A.

(Central Index Key Number 0001577313)

A.J. Sfarra, (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “June 5 Form ABS-EE”), filed with the Securities and Exchange Commission on June 5, 2024 (SEC Accession No. 0001539497-24-001158), with respect to BANK 2024-BNK47, Commercial Mortgage Pass-Through Certificates, Series 2024-BNK47. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the June 5 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

Date: June 13, 2024	/s/ Anthony J. Sfarra
By: A.J. Sfarra, President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document